Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 5 – TRADE RECEIVABLES, NET

	December 31
	2024	2023
A. Composition:

Trade receivables	1,199	2,468
Less expected credit loss (see Note B below)	(55)	(16)
Trade receivables, net	1,144	2,452
B.	The Company mitigates its credit risk by securing a substantial part of the payment in advance for customers classified as other customers, as well as factoring substantial part of the balance for customers.

For the remaining balance for trade receivables, impairment provisions are recognized based on the simplified approach within IFRS 9 using a provision matrix in the determination of the lifetime expected credit losses.

The Company organizes its trade receivables into three groups:

1.	Key customers in Israel - each of which is responsible for 10% or more of the total revenues.

2.	Key customers in rest of world - each of which is responsible for 10% or more of the total revenues.

3.	Other customers.

Write-off policy

The Company writes off its financial assets if any of the following occur:

●	Inability to locate the debtor.

●	Discharge of the debt in bankruptcy.

●	It is determined that the efforts to collect the debt are no longer cost-effective given the size of receivable.

The collections department must comply with the collection efforts outlined in the policy to collect delinquent customer accounts before any write-offs are made.

At every reporting date, the historically observed default rates are updated and changes in the forward-looking estimates are analyzed. The Company estimated the following provision matrix:

Three-level provision matrix

	Default rate	As of December 31, 2024	ECL	Default rate	As of December 31, 2023	ECL
Key customers IL	0.1%	1,015	1	0.1%	2,062	2
Other customers	3.5%	184	6	3.5%	406	14
Specific provision	-	-	48	-	-	-
Total		1,199	55		2,468	16

The Company periodically estimates the financial stability of its customers. The Company believes that the financial stability of its key customers is high.